Earnings per common share (Tables)	6 Months Ended
Sep. 30, 2024
Computation of Basic and Diluted Earnings Per Common Share
The following table sets forth the computation of basic and diluted earnings per common share for the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	2023	2024

	(in millions of yen)
Net income:

Net income attributable to MHFG common shareholders	307,013	563,176

Effect of dilutive securities	—	—

Net income attributable to common shareholders after assumed conversions	307,013	563,176

	Six months ended September 30,
	2023	2024

	(thousands of shares)
Shares:
Weighted average common shares outstanding	2,535,971	2,536,068

Effect of dilutive securities:
Stock options and the common shares of MHFG under the stock compensation programs	449	459

Weighted average common shares after assumed conversions	2,536,421	2,536,527

	Six months ended September 30,
	2023	2024

	(in yen)
Earnings per common share:
Basic net income per common share	121.06	222.07

Diluted net income per common share	121.04	222.03